Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-Based Compensation
Schedule of share-based compensation expense

Share-based compensation expense was included in general and administrative and research and development expenses as follows in the accompanying condensed statements of comprehensive loss (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
General and administrative	$275	$436	$559	$1,147
Research and development	163	473	352	782
Total share-based compensation	$438	$909	$911	$1,929

Share-based compensation expense was included in general and administrative and research and development costs as follows in the accompanying statements of comprehensive loss (in thousands):

	Year Ended
	December 31,
	2018	2017	2016
General and administrative	$2,378	$4,091	$1,166
Research and development	1,753	1,182	552
Total share-based compensation	$4,131	$5,273	$1,718

Schedule of weighted-average assumptions, option-pricing model

The weighted‑average assumptions used in the Black‑Scholes option‑pricing and Monte Carlo simulation models are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018

Expected stock price volatility	—	66.0%	—	66.3%
Expected life of options (years)	—	5.7	—	5.8
Expected dividend yield	—	0%	—	0%
Risk free interest rate	—	2.9%	—	2.7%

	Year Ended
	December 31,
	2018	2017	2016

Expected stock price volatility	66.3%	65.8%	71.447%
Expected life of options (years)	5.8	5.9	6.02
Expected dividend yield	0%	0%	0%
Risk free interest rate	2.7%	2.0%	1.2%